Consolidated Statement Of Cash Flows - USD ($)	4 Months Ended	9 Months Ended
	Jan. 31, 2015	Jun. 30, 2015
Cash flow from operating activities
Net loss	$ (407,521)	$ (1,385,712)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization expense	11,912	22,886
Changes in operating assets and liabilities
Accounts payable		78,081
Accounts payable, related parties	150,609	689,745
Accrued liabilities, related parties	245,000	595,000
Net cash used in operating activities	0	0
Net cash used in investing activities		0
Proceeds from issuance of common stock	1,767	4,798
Net cash provided by financing activities	1,767	4,798
Net increase in cash	1,767	4,798
Cash at beginning of period	0	0
Cash at end of period	1,767	4,798
Supplemental cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash transactions
Stock Issued During Period, Value, New Issues	1,767
Stock Issued During Period, Value, Acquisitions	24,375	24,375
Common Stock Subscription Agreements [Member]
Supplemental disclosure of non-cash transactions
Stock Issued During Period, Value, New Issues	$ 3,031	$ 3,031
Common Class A [Member] | Common Stock Subscription Agreements [Member]
Supplemental disclosure of non-cash transactions
Stock Issued During Period, Shares, New Issues	26,286,201	26,286,201
Common Class B [Member] | Common Stock Subscription Agreements [Member]
Supplemental disclosure of non-cash transactions
Stock Issued During Period, Shares, New Issues	1,390,000	1,390,000